9. Notes Payable and Operating Lease Liabilities (Details - Lease) (June 2019) - USD ($)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Operating lease liability	$ 98,332
Operating lease liability - current	(81,859)	$ 0	$ 0
Operating lease liability - noncurrent	$ 16,473	$ 0	$ 0
Operating lease discount rate	8.00%
Lease expiration date	Aug. 31, 2020